RESEARCH AND DEVELOMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Payroll and related expenses	7,061	7,538	8,997
Subcontracted work and consulting	420	470	1,229
Share-based payments to service provider	-	-	19
Rent and office maintenance	780	832	936
Travel expenses	180	215	90
Other	188	319	416
Less participation in grants	-	(231)	(100)
	8,629	9,143	11,587